Annual Total Returns- Transamerica High Yield Bond (Class I2) [BarChart] - Class I2 - Transamerica High Yield Bond - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.54%	17.42%	6.54%	3.87%	(4.36%)	14.72%	7.20%	(2.31%)	13.95%	4.15%